Inventory (Tables)	12 Months Ended
Oct. 31, 2021
Inventory
Schedule of inventory

As at	October 31, 2021	October 31, 2020
	$	$
Finished goods	17,569	5,992
Provision for obsolescence	(527)	(290)
Total	17,042	5,702